Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - CNY (¥) ¥ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregation of Revenue [Abstract]
Wealth management	¥ 53,546	¥ 94,232
Distribution commissions	51,782	91,208
-- One-time commissions recognized at a point in time	16,247	44,899
-- Recurring management fees recognized over time	35,535	46,309
Performance-based distribution fees recognized at a point in time	1,764	3,024
Asset management	1,161	3,704
Management fees recognized over time	1,085	1,926
Performance-based fees recognized at a point in time	76	1,778
Insurance consulting services recognized at a point in time	6,999	3,290
Other services	6,723	261	[1]
Total	¥ 68,429	¥ 101,486

[1]	Other services primarily consist of consulting services for trust and family wealth inheritance recognized at a point in time.